Consolidated Balance Sheet Detail	12 Months Ended
Dec. 31, 2015
Consolidated Balance Sheet Detail

Note 14 Consolidated Balance Sheet Detail

Other current assets

Other current assets consist of the following:

	December 31,
	2014	2015
Income tax receivable	$2,110	$6,527
VAT receivable	1,666	1,785
Withholding tax receivable	137	345
Foreign currency contracts	697	405
Receivable related to legal claims	—	657
Advances for share repurchases	—	1,949
Other receivables	1,173	2,734
Government grants	143	—
Lease allowance	—	486

Total other current assets	$5,926	$14,888

Other non-current assets

Other non-current assets consist of the following:

	December 31,
	2014	2015
Prepayments	555	356
Unamortized deferred financing costs	6,222	5,692
Other non-current assets	707	77

Total other non-current assets	$7,484	$6,125

Accrued compensation and benefits

Accrued compensation and benefits consist of the following:

	December 31,
	2014	2015
Salary and related benefits	$5,146	$6,037
Accrued vacation	3,908	3,175
Accrued incentive payments	7,280	8,293
Severance accrual	210	523

Total accrued compensation and benefits	$16,544	$18,028

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2014	2015
Accrued legal and professional fees	$8,939	$7,226
Accrued marketing	3,673	3,589
Accrued rent and service costs	575	1,067
Accrued sale commissions, rebates and discounts	2,252	2,762
Other accrued expenses	14,011	13,156
Deferred purchase consideration	2,559	28,263
Contingent purchase consideration	20,690	25,358
Other financial liabilities	42	39
Capital lease obligation	357	1,427

Total accrued expenses and other current liabilities	$53,098	$82,887

Other non-current liabilities

Other non-current liabilities consist of the following:

	December 31,
	2014	2015
Deferred rent	$1,891	$2,649
Deferred purchase consideration	15,187	490
Contingent purchase consideration	13,630	—
Retirement benefit plan	932	854
Non-current capital lease obligation	136	2,747
Other	198	562

Total other non-current liabilities	$31,974	$7,302